Other Financial Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Navios Maritime Holdings Inc. Issuer	Dec. 31, 2010 Navios Maritime Holdings Inc. Issuer	Dec. 31, 2011 Guarantor Subsidiaries	Dec. 31, 2010 Guarantor Subsidiaries	Dec. 31, 2011 Non Guarantor Subsidiaries	Dec. 31, 2010 Non Guarantor Subsidiaries
Line Items
Impact of revision in cash flows from operating activities		$ 5,034	$ (39,894)	$ 68,000	$ 231,039	$ (44,125)	$ (145,994)
Impact of revision in cash flows from investing activities		(26,857)	(77,038)			(752)	(6,151)
Impact of revision in cash flows from financing activities		$ 21,823	$ 116,932	$ (68,000)	$ (231,039)	$ 44,877	$ 152,145
Senior Notes Issuance Date	Jan. 28, 2011
Ship Mortgage Notes Issuance Dates	November 2, 2009 and July 10, 2012
Percentage in all subsidiaries except for Navios Logistics	100.00%